Share-based payments - Summary of Grant Options and Performance Options granted (Details)	1 Months Ended	3 Months Ended	9 Months Ended
	Apr. 30, 2023 € / shares	Sep. 30, 2023 shares € / shares	Sep. 30, 2023 shares € / shares	Sep. 30, 2022 shares € / shares
Management Incentive Plan
Average Exercise Price Per Share Option [Abstract]
Beginning of year (in EUR per share) | € / shares			€ 0.12	€ 0
Granted during the period (in EUR per share) | € / shares	€ 0.12		0	0.12
Exercised during the period (in EUR per share) | € / shares			0	0
Forfeited during the period (in EUR per share) | € / shares			0	0
Ended of year (in EUR per share) | € / shares		€ 0.12	0.12	0.12
Average exercise price per share options, Vested and exercisable (in EUR per share) | € / shares		€ 0.12	€ 0.12	€ 0
Number Of Grant Options [Abstract]
Exercised during the period (in shares)		0	0
End of year (in shares)		2,658,426	2,658,426
Grant Options | Management Incentive Plan
Number Of Grant Options [Abstract]
Beginning of year (in shares)			1,329,213	0
Granted during the period (in shares)			0	1,329,213
Exercised during the period (in shares)			0	0
Forfeited during the period (in shares)			0	0
End of year (in shares)		1,329,213	1,329,213	1,329,213
Number of options exercisable (in shares)		1,329,213	1,329,213	0
Performance Options
Average Exercise Price Per Share Option [Abstract]
Granted during the period (in EUR per share) | € / shares			€ 0.12
Performance Options | Management Incentive Plan
Number Of Grant Options [Abstract]
Beginning of year (in shares)			1,329,213	0
Granted during the period (in shares)			0	1,329,213
Exercised during the period (in shares)			0	0
Forfeited during the period (in shares)			0	0
End of year (in shares)		1,329,213	1,329,213	1,329,213
Number of options exercisable (in shares)		996,910	996,910	0
Performance Options | Long-term Incentive Plan
Average Exercise Price Per Share Option [Abstract]
Beginning of year (in EUR per share) | € / shares			€ 0
Granted during the period (in EUR per share) | € / shares			0.12
Exercised during the period (in EUR per share) | € / shares			0
Forfeited during the period (in EUR per share) | € / shares			0
Ended of year (in EUR per share) | € / shares		€ 0.12	0.12
Average exercise price per share options, Vested and exercisable (in EUR per share) | € / shares		€ 0	€ 0
Number Of Grant Options [Abstract]
Beginning of year (in shares)				0
Granted during the period (in shares)				3,059,955
Exercised during the period (in shares)				0
Forfeited during the period (in shares)				0
End of year (in shares)				3,059,955
Number of options exercisable (in shares)				0